United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | FTIIX	C | FTIBX	Institutional | FGTBX

Federated Global Total Return Bond Fund
Fund Established 1991

A Portfolio of Federated International Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2]	Currency Exposure as a Percentage of Total Net Assets[3]
United States	31.0%	29.2%
Japan	15.0%	17.0%
France	7.0%	—
United Kingdom	6.0%	3.7%
Mexico	2.0%	2.1%
Canada	3.0%	3.0%
Spain	3.0%	—
Italy	2.5%	—
Belgium	2.5%	—
Germany	2.5%	—
Australia	2.0%	1.0%
Austria	2.0%	—
Poland	1.9%	1.7%
Colombia	1.0%	—
Portugal	1.2%	—
Netherlands	0.7%	—
Sweden	0.8%	0.9%
Denmark	0.1%	0.1%
Switzerland	—	0.7%
Norway	—	1.4%
Euro	—	23.4%
SUB-TOTAL	84.2%	84.2%
Emerging Markets Core Fund	5.3%	5.3%
Federated Mortgage Core Portfolio	2.2%	2.2%
Federated Project and Trade Finance Core Fund	1.3%	1.3%
Cash/Cash Equivalents[4]	2.2%	2.2%
Derivative Contracts[5]	0.0%[6]	0.0%[6]
Other Assets and Liabilities—Net[7]	4.8%	4.8%
TOTAL	100.0%	100.0%
Semi-Annual Shareholder Report

1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options purchased by the Fund and currency forward contracts).
4	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—61.0%
	AUSTRALIAN DOLLAR—2.1%
	Sovereign—1.3%
940,000	Australia, Government of, 2.75%, 4/21/2024	$723,022
	State/Provincial—0.8%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, 5.50%, 6/21/2021	429,404
	TOTAL AUSTRALIAN DOLLAR	1,152,426
	BRITISH POUND—7.0%
	Banking—1.0%
600,000	HSBC Holdings PLC, Jr. Sub. Note, 6.00%, 11/22/2066	576,000
	Financial Intermediaries—1.3%
550,000	Nex Group PLC, Sr. Unsecd. Note, Series EMTN, 5.50%, 7/31/2018	734,160
	Sovereign—4.7%
390,000	United Kingdom, Government of, 3.25%, 1/22/2044	683,559
350,000	United Kingdom, Government of, 4.25%, 12/7/2027	591,562
190,000	United Kingdom, Government of, Bond, 4.25%, 3/7/2036	354,616
170,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 7/22/2047	216,181
500,000	United Kingdom, Government of, Unsecd. Note, 4.00%, 3/7/2022	745,917
	TOTAL	2,591,835
	TOTAL BRITISH POUND	3,901,995
	CANADIAN DOLLAR—3.0%
	Sovereign—3.0%
610,000	Canada, Government of, 5.75%, 6/1/2029	630,343
1,400,000	Canada, Government of, Unsecd. Note, 0.75%, 9/1/2021	1,035,952
	TOTAL CANADIAN DOLLAR	1,666,295
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
196,662	Realkredit Danmark A/S, Series 23D, 5.00%, 7/1/2035	35,500
	EURO—22.8%
	Banking—4.5%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.75%, 10/26/2023	1,073,530
200,000	Intesa Sanpaolo SpA, Sub. Note, Series EMTN, 3.928%, 9/15/2026	237,996
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Banking—continued
950,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.75%, 8/24/2022	$1,211,704
	TOTAL	2,523,230
	Pharmaceuticals—2.0%
950,000	Johnson & Johnson, Sr. Unsecd. Note, 0.65%, 5/20/2024	1,121,030
	Sovereign—16.3%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.75%, 10/20/2026	1,088,379
1,040,000	Belgium, Government of, 0.80%, 6/22/2025	1,256,907
580,000	France, Government of, 3.25%, 10/25/2021	761,786
830,000	France, Government of, 4.25%, 10/25/2023	1,196,096
280,000	France, Government of, Bond, 4.50%, 4/25/2041	531,247
525,000	France, Government of, O.A.T, 5.50%, 4/25/2029	923,503
400,000	Germany, Government of, 0.25%, 2/15/2027	469,667
90,000	Germany, Government of, Bond, 4.75%, 7/4/2034	170,821
1,050,000	Italy, Government of, 2.15%, 12/15/2021	1,247,878
385,000	Netherlands, Government of, 1.75%, 7/15/2023	494,180
360,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	430,702
300,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	390,982
150,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	188,718
	TOTAL	9,150,866
	TOTAL EURO	12,795,126
	JAPANESE YEN—11.7%
	Sovereign—11.7%
130,000,000	Japan, Government of, 1.90%, 12/20/2023	1,326,744
48,500,000	Japan, Government of, Sr. Secd. Note, 0.10%, 12/15/2018	446,400
115,000,000	Japan, Government of, Sr. Unsecd. Note, 0.10%, 6/20/2019	1,059,784
180,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	1,906,261
104,500,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	1,201,714
55,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	607,556
	TOTAL JAPANESE YEN	6,548,459
	MEXICAN PESO—3.9%
	Sovereign—3.0%
33,500,000	Mexico, Government of, 8.50%, 12/13/2018	1,684,402
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—continued
	MEXICAN PESO—continued
	Telecommunications & Cellular—0.9%
9,800,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	$475,833
	TOTAL MEXICAN PESO	2,160,235
	POLISH ZLOTY—1.8%
	Sovereign—1.8%
4,000,000	Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	1,033,358
	SWEDISH KRONA—0.9%
	Sovereign—0.9%
4,250,000	Sweden, Government of, 1.00%, 11/12/2026	509,684
	U.S. DOLLAR—7.7%
	Banking—4.5%
$600,000	Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Note, 6.125%, 2/16/2067	546,000
750,000	Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	751,911
270,000	Comerica Bank, Sr. Unsecd. Note, Series BKNT, 2.50%, 6/2/2020	267,274
1,000,000	Credit Agricole London, Sr. Unsecd. Note, Series 144A, 3.25%, 10/4/2024	947,105
	TOTAL	2,512,290
	Finance—0.9%
540,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	534,863
	Telecommunications & Cellular—1.1%
600,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/27/2022	591,000
	Utilities—1.2%
700,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	684,622
	TOTAL U.S. DOLLAR	4,322,775
	TOTAL BONDS (IDENTIFIED COST $34,487,340)	34,125,853
	U.S. TREASURY—23.1%
2,010,000	United States Treasury Bond, 2.875%, 11/15/2046	1,955,497
1,200,000	United States Treasury Bond, 4.50%, 2/15/2036	1,465,252
2,920,000	United States Treasury Note, 1.00%, 11/30/2018	2,904,134
2,465,000	United States Treasury Note, 1.375%, 12/15/2019	2,427,784
2,445,000	United States Treasury Note, 1.75%, 11/30/2021	2,374,626
540,000	United States Treasury Note, 2.00%, 11/15/2026	505,483
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	U.S. TREASURY—continued
$1,330,000	United States Treasury Note, 2.125%, 11/30/2023	$1,291,087
	TOTAL U.S. TREASURY (IDENTIFIED COST $13,123,838)	12,923,863
	PURCHASED CALL OPTIONS—0.0%
1,741,200	EUR CALL/USD PUT, Bank of America Merrill Lynch, Notional Amount $1,741,200, Exercise Price $1.161, Expiration Date 06/27/2018 (IDENTIFIED COST $16,525)	24,196
	INVESTMENT COMPANIES—11.1%
313,573	Emerging Markets Core Fund	2,991,486
1,216,750	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[1]	1,216,872
129,343	Federated Mortgage Core Portfolio	1,240,399
82,865	Federated Project and Trade Finance Core Fund	751,584
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,465,318)	6,200,341
	TOTAL INVESTMENT IN SECURITIES—95.2% (IDENTIFIED COST $54,093,021)[2]	53,274,253
	OTHER ASSETS AND LIABILITIES - NET—4.8%[3]	2,702,488
	TOTAL NET ASSETS—100%	$55,976,741
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[4]Euro-OAT Future, Short Futures	3	EUR 546,060	June 2018	$(6,201)
[4]Euro-OAT Future, Short Futures	5	EUR 897,767	September 2018	$(11,768)
[4]Ultra 10-Year US Treasury Note Futures, Long Futures	4	$513,375	September 2018	$(2,447)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,416)
Semi-Annual Shareholder Report

At May 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/3/2018	Citibank	973,590 BRL	$299,908	$(39,317)
7/9/2018	Barclays	58,400,000 INR	$892,012	$(30,446)
7/9/2018	Barclays	800,000 NZD	$577,118	$(17,266)
7/9/2018	JPMorgan	400,000 NZD	$290,790	$(10,864)
8/2/2018	Barclays	100,000 EUR	1,057,472 SEK	$(3,027)
8/2/2018	Barclays	350,000 EUR	3,588,447 SEK	$2,251
8/2/2018	Barclays	500,000 EUR	4,809,233 NOK	$(1,770)
8/2/2018	Barclays	500,000 EUR	5,171,546 SEK	$(1,934)
8/2/2018	Citibank	240,000 EUR	2,474,480 SEK	$(33)
8/2/2018	Citibank	766,667 EUR	3,317,840 PLN	$1,646
8/2/2018	Citibank	400,000 GBP	4,330,714 NOK	$2,826
8/2/2018	Citibank	900,000 SGD	73,032,480 JPY	$(1,249)
8/2/2018	Citibank	$1,000,000	8,098,718 NOK	$7,693
8/2/2018	Citibank	$1,000,000	3,496,598 PLN	$52,386
8/2/2018	Credit Agricole	1,500,000 AUD	1,641,430 NZD	$(13,823)
8/2/2018	Credit Agricole	466,667 EUR	2,002,344 PLN	$5,666
8/2/2018	Credit Agricole	850,000 EUR	$1,011,715	$(12,986)
8/2/2018	Credit Agricole	400,000 GBP	1,943,072 PLN	$6,860
8/2/2018	Credit Agricole	$900,000	17,136,041 MXN	$50,488
8/2/2018	JPMorgan	766,666 EUR	3,303,922 PLN	$5,418
8/2/2018	JPMorgan	$500,000	10,045,020 MXN	$2,022
8/7/2018	JPMorgan	1,200,000 EUR	$1,453,197	$(42,706)
Contracts Sold:
7/3/2018	Morgan Stanley	973,590 BRL	$277,487	$16,896
7/9/2018	Barclays	58,400,000 INR	$883,309	$21,744
7/9/2018	Barclays	1,200,000 NZD	$873,300	$33,521
8/2/2018	BNY Mellon	1,500,000 AUD	1,630,103 NZD	$5,895
8/2/2018	BNY Mellon	500,000 EUR	4,861,250 NOK	$8,144
8/2/2018	BNY Mellon	500,000 EUR	2,127,003 PLN	$(11,048)
8/2/2018	BNY Mellon	400,000 GBP	1,940,432 PLN	$(7,576)
8/2/2018	BNY Mellon	$900,000	18,135,130 MXN	$(958)
8/2/2018	Citibank	2,000,000 EUR	8,613,614 PLN	$(15,573)
8/2/2018	Goldman Sachs	400,000 GBP	4,369,169 NOK	$1,886
8/2/2018	JPMorgan	800,000 AUD	$603,159	$(2,123)
8/2/2018	JPMorgan	1,400,000 EUR	14,426,973 SEK	$(665)
8/2/2018	JPMorgan	1,200,000 EUR	$1,446,727	$36,756
8/2/2018	JPMorgan	700,000 GBP	7,656,814 NOK	$4,620
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
8/2/2018	JPMorgan	900,000 SGD	73,543,149 JPY	$5,964
8/2/2018	JPMorgan	$1,200,000	130,371,960 JPY	$3,850
8/2/2018	JPMorgan	$1,200,000	9,592,728 NOK	$(24,637)
8/2/2018	JPMorgan	$400,000	393,293 CHF	$1,359
8/2/2018	State Street	290,000 GBP	$400,934	$14,181
8/2/2018	State Street	$2,405,000	261,373,789 JPY	$8,516
8/7/2018	JPMorgan	1,200,000 EUR	$1,459,729	$49,239
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$111,826
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	907,708	81,064	204,950	583,078	1,776,800
Purchases/Additions	10,426,959	1,801	169,647	3,692	10,602,099
Sales/Reductions	(10,117,917)	—	(61,024)	(457,427)	(10,636,368)
Balance of Shares Held 5/31/2018	1,216,750	82,865	313,573	129,343	1,742,531
Value	$1,216,872	$751,584	$2,991,486	$1,240,399	$6,200,341
Change in Unrealized Appreciation/(Depreciation)	$162	$(2,423)	$(164,384)	$(5,751)	$(172,396)
Net Realized Gain/(Loss)	$(73)	$—	$1,643	$(47,969)	$(46,399)
Dividend Income	$10,834	$16,323	$68,522	$35,790	$131,469
Gain Distribution Received	$—	$—	$2,401	$—	$2,401
1	7-day net yield.
2	The cost of investments for federal tax purposes amounts to $54,408,501.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$34,125,853	$—	$34,125,853
U.S. Treasury	—	12,923,863	—	12,923,863
Purchased Call Options	24,196	—	—	24,196
Investment Companies[1]	1,216,872	—	—	6,200,341
TOTAL SECURITIES	$1,241,068	$47,049,716	$—	$53,274,253
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	349,827	—	349,827
Liabilities
Futures Contracts	(20,416)	—	—	(20,416)
Foreign Exchange Contracts	—	(238,001)	—	(238,001)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(20,416)	$111,826	$—	$91,410
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $4,983,469 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented in the Statement of Assets and Liabilities. The price of shares redeemed of Emerging Markets Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Note
BRL	—Brazilian Real
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.96	$9.78	$9.52	$10.16	$10.58	$11.65
Income From Investment Operations:
Net investment income (loss)	0.05	0.08[1]	0.02[1]	0.06[1]	0.11[1]	0.14[1]
Net realized and unrealized gain (loss)	(0.22)	0.34	0.24	(0.70)	(0.39)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	0.42	0.26	(0.64)	(0.28)	(0.72)
Less Distributions:
Distributions from net investment income	(0.01)	(0.24)	—	—	(0.14)	(0.35)
Net Asset Value, End of Period	$9.78	$9.96	$9.78	$9.52	$10.16	$10.58
Total Return[2]	(1.68)%	4.45%	2.73%	(6.30)%	(2.65)%	(6.36)%
Ratios to Average Net Assets:
Net expenses	1.02%[3,4]	1.01%	1.00%	0.99%	0.99%	0.99%
Net investment income (loss)	1.07%[3]	0.81%	0.15%	0.57%	1.02%	1.32%
Expense waiver/reimbursement[5]	1.02%[3]	1.54%	1.40%	1.20%	1.02%	0.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,527	$52,232	$24,366	$30,725	$51,347	$49,202
Portfolio turnover	17%	122%	87%	90%	87%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.02% for the six months ended May 31, 2018, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018					Year Ended November 30,
	2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.47	$9.31	$9.14	$9.83	$10.23	$11.26
Income From Investment Operations:
Net investment income (loss)	0.01	0.03[1]	(0.06)[1]	(0.02)[1]	0.03[1]	0.06[1]
Net realized and unrealized gain (loss)	(0.20)	0.30	0.23	(0.67)	(0.37)	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.33	0.17	(0.69)	(0.34)	(0.77)
Less Distributions:
Distributions from net investment income	—	(0.17)	—	—	(0.06)	(0.26)
Net Asset Value, End of Period	$9.28	$9.47	$9.31	$9.14	$9.83	$10.23
Total Return[2]	(2.01)%	3.70%	1.86%	(7.02)%	(3.35)%	(7.04)%
Ratios to Average Net Assets:
Net expenses	1.77%[3,4]	1.76%	1.75%	1.74%	1.74%	1.74%
Net investment income (loss)	0.32%[3]	0.06%	(0.59)%	(0.17)%	0.29%	0.56%
Expense waiver/reimbursement[5]	0.77%[3]	1.40%	1.16%	0.95%	0.78%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,460	$3,840	$2,209	$3,356	$6,642	$8,887
Portfolio turnover	17%	122%	87%	90%	87%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.77% for the six months ended May 31, 2018, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Period Ended 11/30/2017[1]
Net Asset Value, Beginning of Period	$9.98	$9.56
Income From Investment Operations:
Net investment income (loss)	0.08	0.10[2]
Net realized and unrealized gain (loss)	(0.23)	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.66
Less Distributions:
Distributions from net investment income	(0.03)	(0.24)
Net Asset Value, End of Period	$9.80	$9.98
Total Return[3]	(1.47)%	7.08%
Ratios to Average Net Assets:
Net expenses	0.77%[4,5]	0.76%[4]
Net investment income (loss)	1.32%[4]	1.09%[4]
Expense waiver/reimbursement[6]	0.77%[4]	1.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,989	$8,599
Portfolio turnover	17%	122%[7]
1	Reflects operations for the period December 16, 2016 (date of initial investment) to November 30, 2017.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.77% for the six months ended May 31, 2018, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $6,200,341 of investment in affiliated holdings (identified cost $54,093,021)		$53,274,253
Cash denominated in foreign currencies (identified cost $2,548,026)		2,542,158
Income receivable		425,665
Unrealized appreciation on foreign exchange contracts		349,827
Receivable for shares sold		19,115
Receivable for investments sold		3,402
TOTAL ASSETS		56,614,420
Liabilities:
Payable for shares redeemed	$261,032
Unrealized depreciation on foreign exchange contracts	238,001
Payable for investments purchased	3,402
Payable for portfolio accounting fees	76,478
Payable for auditing fees	16,950
Payable for other service fees (Notes 2 and 5)	8,147
Payable for daily variation margin on futures contracts	3,161
Payable for distribution services fee (Note 5)	2,204
Payable to adviser (Note 5)	1,150
Payable for Directors'/Trustees' fees (Note 5)	163
Payable for administrative fee (Note 5)	123
Accrued expenses (Note 5)	26,868
TOTAL LIABILITIES		637,679
Net assets for 5,741,196 shares outstanding		$55,976,741
Net Assets Consists of:
Paid-in capital		$57,732,924
Net unrealized depreciation		(734,963)
Accumulated net realized loss		(1,334,172)
Undistributed net investment income		312,952
TOTAL NET ASSETS		$55,976,741
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($46,527,238 ÷ 4,756,767 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.78
Offering price per share (100/95.50 of $9.78)	$10.24
Redemption proceeds per share	$9.78
Class C Shares:
Net asset value per share ($3,460,072 ÷ 372,970 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share (99.00/100 of $9.28)	$9.19
Institutional Shares:
Net asset value per share ($5,989,431 ÷ 611,459 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.80
Offering price per share	$9.80
Redemption proceeds per share	$9.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Interest			$494,527
Dividends received from affiliated holdings, see footnotes to Portfolio of Investments			131,469
TOTAL INCOME			625,996
Expenses:
Investment adviser fee (Note 5)		$224,226
Administrative fee (Note 5)		23,958
Custodian fees		10,611
Transfer agent fees		51,076
Directors'/Trustees' fees (Note 5)		3,913
Auditing fees		18,140
Legal fees		4,287
Distribution services fee (Note 5)		76,169
Other service fees (Notes 2 and 5)		66,842
Portfolio accounting fees		65,887
Share registration costs		28,108
Printing and postage		13,177
Miscellaneous (Note 5)		16,967
TOTAL EXPENSES		603,361
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(223,360)
Waiver/reimbursement of other operating expenses (Note 5)	(68,130)
Reduction of custodian fees (Note 6)	(119)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(291,609)
Net expenses			311,752
Net investment income			$314,244
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(46,399) on sales of investments in affiliated holdings) and foreign currency transactions	$(219,563)
Net realized loss on foreign exchange contracts	(53,482)
Net realized loss on futures contracts	(36,282)
Realized gain distribution from affiliated investment company shares	2,401
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $(172,396) of investments in affiliated holdings)	(1,113,968)
Net change in unrealized depreciation of foreign exchange contracts	185,165
Net change in unrealized depreciation of futures contracts	(14,027)
Net realized and unrealized loss on investments, foreign exchange contracts, futures contracts and foreign currency transactions	(1,249,756)
Change in net assets resulting from operations	$(935,512)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$314,244	$247,184
Net realized gain (loss)	(306,926)	(199,591)
Net change in unrealized appreciation/depreciation	(942,830)	708,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(935,512)	755,670
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(65,397)	(601,138)
Class B Shares[1]	—	(9,720)
Class C Shares	—	(39,000)
Institutional Shares	(20,062)	(2)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(85,459)	(649,860)
Share Transactions:
Proceeds from sale of shares	2,021,851	11,575,628
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prudent DollarBear Fund	—	47,171,800
Net asset value of shares issued to shareholders in payment of distributions declared	80,045	442,076
Cost of shares redeemed	(10,077,860)	(21,441,339)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,975,964)	37,748,165
Change in net assets	(8,996,935)	37,853,975
Net Assets:
Beginning of period	64,973,676	27,119,701
End of period (including undistributed net investment income of $312,952 and $84,167, respectively)	$55,976,741	$64,973,676
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated Global Total Return Bond Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.
Effective December 16, 2016, the Fund began offering Institutional Shares.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
On September 22, 2017, the Fund acquired all of the net assets of Federated Prudent Dollar Bear Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization. In connection with the acquisition, the Acquired Fund's Class A Shares, Class C Shares and Institutional Shares were exchanged for Class A Shares, Class C Shares and Institutional Shares of the Fund, respectively. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class C Share and Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 1.03, 1.02 and 1.04 shares of the Fund's Class A, Class C and Institutional Shares, respectively.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,733,473	$47,171,800	$ 1,281,532	$22,223,715	$69,395,515
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2017, are as follows:
Net investment income (loss)*	$(261,662)
Net realized gain on investments	$803,645
Net increase in net assets resulting from operations	$541,983
*	Net investment income reflects $125,755 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of November 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $291,609 is disclosed in various locations in Notes 5 and 6.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay fees (“Other Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,352 of other service fees for the six months ended May 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$62,217
Class B Shares	132
Class C Shares	4,493
TOTAL	$66,842
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to these fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Semi-Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,439,976 and $472,785, respectively. This is based on amounts held as of each month end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,664,102 and $2,673,923, respectively. This is based on the amounts held as of each month end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market and currency risks. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments.
At May 31, 2018, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $8,666. This is based on amounts held as of each month end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$349,827	Unrealized depreciation on foreign exchange contracts	$238,001
Foreign exchange contracts	Investment in securities at value-options	$24,196		—
Interest rate contracts		—	Payable for daily variation margin on futures contracts	$20,416*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$374,023		$258,417
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[1]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$(62,603)	$(53,482)	$(116,085)
Interest rate contracts	(36,282)	6,146	—	(30,136)
TOTAL	$(36,282)	$(56,457)	$(53,482)	$(146,221)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[2]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$12,067	$185,165	$197,232
Interest rate contracts	(14,027)	—	—	(14,027)
TOTAL	$(14,027)	$12,067	$185,165	$183,205
1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2018, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$349,827	$(232,458)	$—	$117,369

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign exchange contracts	$238,001	$(232,458)	$—	$5,543
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CApital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	104,260	$1,039,523	397,126	$3,824,027
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prudent DollarBear Fund	—	—	4,203,082	41,988,870
Shares issued to shareholders in payment of distributions declared	6,241	61,787	43,117	402,712
Shares redeemed	(600,091)	(5,973,475)	(1,889,101)	(18,240,036)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(489,590)	$(4,872,165)	2,754,224	$27,975,573

	Six Months Ended 5/31/2018[1]		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	—	$—	920	$8,305
Shares redeemed	(31,648)	(303,683)	(27,166)	(251,832)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(31,648)	$(303,683)	(26,246)	$(243,527)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	19,171	$181,315	33,388	$308,979
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prudent DollarBear Fund	—	—	252,570	2,401,945
Shares issued to shareholders in payment of distributions declared	—	—	3,470	31,059
Shares redeemed	(51,858)	(490,706)	(120,969)	(1,124,108)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(32,687)	$(309,391)	168,459	$1,617,875
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Period Ended 11/30/2017[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	80,111	$801,013	768,433	$7,441,677
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prudent DollarBear Fund	—	—	277,821	2,780,985
Shares issued to shareholders in payment of distributions declared	1,844	18,258	—	—
Shares redeemed	(332,237)	(3,309,996)	(184,513)	(1,824,418)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(250,282)	$(2,490,725)	861,741	$8,398,244
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(804,207)	$(7,975,964)	3,758,178	$37,748,165
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
2	Reflects operations for the period December 16, 2016 (date of initial investment) to November 30, 2017.
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $54,408,501. The net unrealized depreciation of investments for federal tax purposes was $1,042,838. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $564,986 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,607,824. The amounts are inclusive of derivative contracts.
As of November 30, 2017, the Fund had a capital loss carryforward of $913,541 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$648,279	$96,676	$744,955
2018	$168,586	NA	$168,586
At November 30, 2017, for federal tax purposes, the Fund had $603 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For six months ended May 31, 2018, the Adviser voluntarily waived $222,914 of its fee and voluntarily reimbursed $5,913 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $446.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below.
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to the Plan at 0.75% of the average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$62,292	$(62,217)
Class B Shares	396	—
Class C Shares	13,481	—
TOTAL	$76,169	$(62,217)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $1,171 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $97 in sales charges from the sale of Class A Shares. FSC also retained $7 and $68 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $9,976 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and
Semi-Annual Shareholder Report

Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2018, the Fund's expenses were reduced by $119 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$6,832,520
Sales	$14,287,570
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
11. subsequent event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$983.20	$5.04
Class C Shares	$1,000	$979.90	$8.74
Institutional Shares	$1,000	$985.30	$3.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.85	$5.14
Class C Shares	$1,000	$1,016.11	$8.90
Institutional Shares	$1,000	$1,021.09	$3.88
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.02%
Class C Shares	1.77%
Institutional Shares	0.77%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Global Total Return Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420G408
CUSIP 31420G606
CUSIP 31420G879
2061602 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018